RELATED PARTIES - Income/Expense (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Disclosure of transactions between related parties [line items]
Interest expense on debt obligations	$ 858	$ 1,281	$ 1,798	$ 2,494
General and administrative expense	308	341	594	681
Total for all related parties
Disclosure of transactions between related parties [line items]
Commercial property revenue	12	16	25	31
Management fee income	18	60	45	107
Interest expense on debt obligations	55	50	116	90
General and administrative expense	84	83	164	166
Construction costs	6	13	18	36
Distributions on Brookfield Corporation’s interest in Canholdco	11	4	13	9
Incentive fees	$ 19	$ 0	$ 19	$ 5